CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Allowance for doubtful accounts, accounts receivable (in dollars)	$ 1,600,920	9,839,708	$ 935,865	5,665,692
Allowance for doubtful accounts, premiums and other receivables (in dollars)	$ 598,747		$ 598,747
Common stock, par value (in dollars per share)	$ 0.002731		$ 0.002731
Common stock, shares authorized	18,307,038	18,307,038	18,307,038	18,307,038
Common stock, shares issued	5,808,675	5,808,675	4,668,000	4,668,000
Common stock, shares outstanding	5,808,675	5,808,675	4,668,000	4,668,000